Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable [Abstract]
Color World platform subscription fees due from App payment collections agent	$ 2,350,811	$ 2,507,981
Allowance for credit losses	(2,350,811)
Accounts receivable, net		$ 2,507,981